UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin India Growth Fund
	Shares	Value
Common Stocks 5.8%
Internet & Direct Marketing Retail 1.6%
[a] MakeMyTrip Ltd. (India)	66,800	$1,778,216
IT Services 4.2%
Cognizant Technology Solutions Corp., A (United States)	66,800	4,654,624
Total Common Stocks (Cost $6,293,449)		6,432,840

Management Investment Companies (Cost $58,118,912) 93.3%
Diversified Financial Services 93.3%
[a,b] FT (Mauritius) Offshore Investments Ltd. (India)	6,764,207	103,003,671
Total Investments (Cost $64,412,361) 99.1%		109,436,511
Other Assets, less Liabilities 0.9%		940,717
Net Assets 100.0%		$110,377,228

aNon-income producing.
bThe dollar value, number of shares or principal amount, and names of all Portfolio holdings are listed in the Portfolio’s SOI, beginning on page 4.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Statement of Investments (unaudited)

Franklin India Growth Fund

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with the Fund’s Statement of Investments. At January 31, 2019, the Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At January 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, January 31, 2019 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 98.4%
India 98.4%
Auto Components 1.3%
Bharat Forge Ltd	197,163	$1,369,805
Automobiles 6.1%
Eicher Motors Ltd	6,767	1,812,456
Mahindra & Mahindra Ltd	102,629	983,552
[a] Tata Motors Ltd	1,035,777	2,644,910
[a] Tata Motors Ltd., A.	609,129	803,903
		6,244,821
Banks 17.0%
[a] Axis Bank Ltd	248,571	2,531,599
HDFC Bank Ltd	217,770	6,383,184
ICICI Bank Ltd	398,335	2,045,845
Kotak Mahindra Bank Ltd	369,825	6,544,641
		17,505,269
Beverages 1.8%
[a] United Spirits Ltd	245,065	1,864,235
Building Products 2.6%
Kajaria Ceramics Ltd	352,687	2,674,228
Capital Markets 2.7%
Care Ratings Ltd	6,912	96,486
Crisil Ltd	50,000	1,161,676
Motilal Oswal Financial Services Ltd	169,021	1,514,424
		2,772,586
Chemicals 2.9%
Asian Paints Ltd	148,644	2,959,055
Construction & Engineering 6.1%
Larsen & Toubro Ltd	192,671	3,568,595
Voltas Ltd	351,039	2,676,821
		6,245,416
Construction Materials 6.8%
Grasim Industries Ltd	95,447	969,804
Shree Cement Ltd	11,291	2,500,489
UltraTech Cement Ltd	71,952	3,568,549
		7,038,842
Consumer Finance 1.2%
Repco Home Finance Ltd	220,866	1,246,884
Electrical Equipment 1.1%
Havell’s India Ltd	113,870	1,144,878
Entertainment 1.6%
PVR Ltd	74,458	1,684,486
Health Care Providers & Services 0.4%
[a,b] Narayana Hrudayalaya Ltd., Reg S	160,287	427,936
Hotels, Restaurants & Leisure 2.0%
Indian Hotels Co. Ltd	1,055,140	2,112,213
Household Durables 2.2%
Crompton Greaves Consumer Electricals Ltd	756,570	2,281,118

Quarterly Statement of Investments | See Notes to Statement of Investments. | 4

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS (UNAUDITED)
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Household Products 4.5%
Hindustan Unilever Ltd	186,723	$4,639,788
Insurance 2.2%
[b] ICICI Lombard General Insurance Co. Ltd., Reg S	108,053	1,340,384
[b] ICICI Prudential Life Insurance Co. Ltd., Reg S	239,727	965,699
		2,306,083
IT Services 7.9%
eClerx Services Ltd	32,052	485,275
HCL Technologies Ltd	75,775	1,073,408
Infosys Ltd	619,143	6,540,003
		8,098,686
Machinery 3.2%
Cummins India Ltd	223,485	2,482,397
SKF India Ltd	29,002	784,742
		3,267,139
Metals & Mining 4.0%
Hindalco Industries Ltd	725,694	2,132,288
Tata Steel Ltd	295,250	1,983,451
Tata Steel Ltd., partly paid shares	11,311	5,372
		4,121,111
Multiline Retail 2.1%
Trent Ltd	432,405	2,157,455
Personal Products 2.3%
Godrej Consumer Products Ltd	239,246	2,391,449
Pharmaceuticals 1.1%
Dr Reddy’s Laboratories Ltd	28,714	1,100,973
Professional Services 1.3%
[a] TeamLease Services Ltd	36,399	1,359,141
Real Estate Management & Development 3.1%
[a] Godrej Properties Ltd	70,273	734,717
Oberoi Realty Ltd	390,205	2,445,105
		3,179,822
Textiles, Apparel & Luxury Goods 2.6%
Titan Co. Ltd	187,564	2,632,134
Thrifts & Mortgage Finance 2.9%
Housing Development Finance Corp. Ltd	109,612	2,969,456

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS (UNAUDITED)
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Wireless Telecommunication Services 5.4%
Bharti Airtel Ltd	927,683	$4,005,666
[a] Vodafone Idea Ltd	3,649,446	1,548,032
		5,553,698
Total Common Stocks (Cost $86,624,898)		101,348,707
Other Assets, less Liabilities 1.6%		1,654,964
Net Assets 100.0%		$103,003,671

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Portfolio’s Board of Trustees. At January 31, 2019, the aggregate value of these securities was $2,734,019 representing 2.6% of net assets.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2019, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Portfolio may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Portfolio primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Portfolio’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

2. FINANCIAL INSTRUMENT VALUATION (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Portfolio’s NAV is not calculated, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At January 31, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Fund and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Fund. As a result, a material weakness exists at period end for the Franklin India Growth Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual consolidated financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.  Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b) Changes in Internal Controls.  As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  March 27, 2019

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  March 27, 2019